NATURE OF OPERATIONS AND FINANCIAL STATEMENT PRESENTATION	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
NATURE OF OPERATIONS AND FINANCIAL STATEMENT PRESENTATION

 NATURE OF OPERATIONS AND FINANCIAL STATEMENT PRESENTATION

Tucson Electric Power Company (TEP) is a regulated utility that generates, transmits and distributes electricity to approximately 415,000 retail electric customers in a 1,155 square mile area in southeastern Arizona. TEP also sells electricity to other utilities and power marketing entities, located primarily in the western United States. TEP is a wholly owned subsidiary of UNS Energy Corporation (UNS Energy), a utility services holding company. UNS Energy is an indirect wholly owned subsidiary of Fortis Inc. (Fortis), which is a leader in the North American electric and gas utility business.

FORTIS ACQUISITION OF UNS ENERGY

UNS Energy, the parent of TEP, was acquired by Fortis for $60.25 per share of UNS Energy common stock in cash effective August 15, 2014.

The Arizona Corporation Commission’s (ACC) approval was subject to certain stipulations, including, but not limited to, the following:

•	TEP will provide credits on retail customers’ bills totaling approximately $19 million over five years: $6 million in year one and $3 million annually in years two through five. The monthly bill credits will be applied each year from October through March effective October 1, 2014;

•	Dividends paid from TEP to UNS Energy cannot exceed 60 percent of TEP’s annual net income for the earlier of five years or until such time that TEP’s equity capitalization reaches 50 percent of total capital; and

•	Fortis making an equity investment of at least $220 million to UNS Energy and its regulated subsidiaries, including TEP. Fortis exceeded the investment requirement by contributing $287 million to UNS Energy through December 31, 2014. UNS Energy then contributed $225 million to TEP.

As a result of the Merger being completed, TEP recorded approximately $15 million through August 2014 as its allocated share of merger-related expenses, in addition to the customer bill credits discussed above. Merger-related expenses, reported in Operations and Maintenance and Other Expense, include investment banker fees, legal expenses, and accelerated expenses for certain share-based compensation awards.

Completion of the Merger resulted in accelerated vesting and expense recognition of all outstanding non-vested UNS Energy share-based awards that would otherwise have been recognized over remaining vesting periods through February 2017. TEP recognized approximately $2 million of expense in 2014 due to the accelerated vesting of the awards. TEP recorded total share- based compensation expense of $5 million for the year ended December 31, 2014, $3 million for the year ended December 31, 2013, and $2 million for the year ended December 31, 2012. In August 2014, UNS Energy settled all outstanding share-based compensation awards in cash.

BASIS OF PRESENTATION

TEP’s consolidated financial statements and disclosures are presented in accordance with generally accepted accounting principles (GAAP) in the United States which includes specific accounting guidance for regulated operations. See Note 2 of Notes to Consolidated Financial Statements. The consolidated financial statements include the accounts of TEP and its subsidiaries. In the consolidation process, accounts of the parent and subsidiaries are combined and intercompany balances and transactions are eliminated. TEP jointly owns several generating stations and transmission facilities with non-affiliated entities. TEP’s proportionate share of jointly owned facilities is recorded as Utility Plant on the consolidated balance sheets, and our proportionate share of the operating costs associated with these facilities is included in the consolidated statements of income. See Note 3 of Notes to Consolidated Financial Statements.

TEP did not reflect the impacts of acquisition accounting in its financial statements. All adjustments of assets and liabilities to fair value and the resultant goodwill associated with the Merger were recorded by FortisUS Inc., a wholly owned subsidiary of Fortis.

As a result of the Merger, TEP has elected to change its method of reporting cash flows from the direct to the indirect method to conform to the presentation method elected by Fortis. Certain amounts from prior periods have been reclassified to conform to the current period presentation.

REVISION OF BALANCE SHEET AND STATEMENT OF CAPITALIZATION AS OF DECEMBER 31, 2013

TEP revised its December 31, 2013 balance sheet and statement of capitalization to correct an immaterial error in the classification of capital lease obligations and related deferred income taxes. The correction increased current capital lease obligations and decreased noncurrent capital lease obligations by $18 million and increased current deferred tax assets and noncurrent deferred tax liabilities by $7 million. The notes that follow have been updated for this revision.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In 2014, we adopted accounting guidance that:

•	requires an entity to recognize and disclose in the financial statements its obligation from a joint and several liability arrangement as the sum of the amount the entity agreed with its co-obligors that it will pay and any additional amount the entity expects to pay on behalf of its co-obligors. The adoption of this guidance did not have a material impact on our disclosures, financial condition, results of operations, or cash flows.

•	impacts the financial statement presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. Although adoption and prospective application of this guidance impacted how such items are classified on our balance sheets, such change was not material. Additionally, there were no material changes in our results of operations or cash flows.

USE OF ACCOUNTING ESTIMATES

Management uses estimates and assumptions when preparing financial statements under GAAP. These estimates and assumptions affect:

•	Assets and liabilities on our balance sheets at the dates of the financial statements;

•	Our disclosures about contingent assets and liabilities at the dates of the financial statements; and

•	Our revenues and expenses in our income statements during the periods presented.

Because these estimates involve judgments based upon our evaluation of relevant facts and circumstances, actual results may differ from the estimates.

ACCOUNTING FOR REGULATED OPERATIONS

We apply accounting standards that recognize the economic effects of rate regulation. As a result, we capitalize certain costs that would be recorded as expense or in Accumulated Other Comprehensive Income (AOCI) by unregulated companies. Regulatory assets represent incurred costs that have been deferred because they are probable of future recovery in the rates charged to retail customers or to wholesale customers through transmission tariffs. Regulatory liabilities generally represent expected future costs that have already been collected from customers or items that are expected to be returned to customers through future rate reductions.

Estimates of recovering deferred costs and returning deferred credits are based on specific ratemaking decisions or precedent for each item. Regulatory assets and liabilities are amortized consistent with the treatment in the rate setting process. We evaluate regulatory assets each period and believe recovery is probable. If future recovery of costs ceases to be probable, the assets would be written off as a charge to current period earnings or AOCI. See Note 2 of Notes to Consolidated Financial Statements.

TEP applies regulatory accounting as the following conditions exist:

•	An independent regulator sets rates;

•	The regulator sets the rates to recover the specific enterprise’s costs of providing service; and

•	Rates are set at levels that will recover the entity’s costs and can be charged to and collected from customers.

CASH AND CASH EQUIVALENTS

We consider all highly liquid investments with a remaining maturity of three months or less at acquisition to be cash equivalents.

RESTRICTED CASH

Cash balances that are restricted regarding withdrawal or usage based on contractual or regulatory considerations are reported in Investments and Other Property—Other on the balance sheets. Restricted cash was $2 million at December 31, 2014 and December 31, 2013.

UTILITY PLANT

Utility Plant includes the business property and equipment that supports electric service, consisting primarily of generation, transmission, and distribution facilities. We report utility plant at original cost. Original cost includes materials and labor, contractor services, construction overhead (when applicable), and an Allowance for Funds Used During Construction (AFUDC), less contributions in aid of construction.

We record the cost of repairs and maintenance, including planned major overhauls, to Operations and Maintenance (O&M) expense in the income statement as costs are incurred.

When a unit of regulated property is retired, we reduce accumulated depreciation by the original cost plus removal costs less any salvage value. There is no income statement impact.

AFUDC and Capitalized Interest

AFUDC reflects the cost of debt and equity funds used to finance construction and is capitalized as part of the cost of regulated utility plant. AFUDC amounts are capitalized and amortized through depreciation expense as a recoverable cost in Retail Rates. For operations that do not apply regulatory accounting, we capitalize interest related only to debt as a cost of construction. The capitalized interest that relates to debt is recorded as a reduction in Interest Expense in the income statement. The capitalized cost for equity funds is recorded as Other Income in the income statement.

The average AFUDC rates on regulated construction expenditures are included in the table below:

	2014	2013	2012
Average AFUDC Rates	7.30%	7.38%	7.22%

Depreciation

We compute depreciation for owned utility plant on a group method straight-line basis at depreciation rates based on the economic lives of the assets. See Note 2 and Note 3 of Notes to Consolidated Financial Statements. The ACC approves depreciation rates for all generation and distribution assets. Transmission assets are subject to the jurisdiction of the Federal Energy Regulatory Commission (FERC). Depreciation rates are based on average useful lives and include estimates for salvage value and removal costs. Below are the summarized average annual depreciation rates for all utility plant:

	2014	2013	2012
Average Annual Depreciation Rates	2.99%	3.16%	3.22%

Utility Plant Under Capital Leases

TEP financed the following generation assets with capital leases: Springerville Unit 1; facilities at Springerville used in common with Springerville Unit 1 and Unit 2 (Springerville Common Facilities); and the Springerville Coal Handling Facilities. The capital lease expense incurred consists of Amortization Expense (see Note 3 of Notes to Consolidated Financial Statements) and Interest Expense—Capital Leases. The lease terms are described in Note 5 of Notes to Consolidated Financial Statements.

Computer Software Costs

We capitalize costs incurred to purchase and develop internal use computer software and amortize those costs over the estimated economic life of the product. If the software is no longer useful, we immediately charge capitalized computer software costs to expense.

INVESTMENTS IN LEASE EQUITY

Prior to December 2014, TEP held a 14.1% equity interest in Springerville Unit 1 and a 7% interest in certain Springerville Common Facilities (Springerville Unit 1 Leases). The fair value of these investments is described in Note 10 of Notes to Consolidated Financial Statements.

TEP accounted for its equity interest in the Springerville Unit 1 Lease trust using the equity method. In December 2014, following the purchase of an additional undivided interest in Springerville Unit 1, TEP transferred the balance of its investment in lease equity to Plant in Service.

ASSET RETIREMENT OBLIGATIONS

TEP has identified legal Asset Retirement Obligations (AROs) related to the retirement of certain generation assets. Additionally, TEP incurred AROs related to its photovoltaic assets as a result of entering into various ground leases. We record a liability for a legal ARO in the period in which it is incurred if it can be reasonably estimated. When a new obligation is recorded, we capitalize the cost of the liability by increasing the carrying amount of the related long-lived asset. We record the increase in the liability due to the passage of time by recognizing accretion expense in O&M expense and depreciate the capitalized cost over the useful life of the related asset or when applicable, the terms of the lease subject to ARO requirements. Beginning July 1, 2013, TEP began deferring costs associated with the majority of its legal AROs as regulatory assets because new depreciation rates approved in the 2013 TEP Rate Order include these costs.

Depreciation rates also include a component for estimated future removal costs that have not been identified as legal obligations. We recover those amounts in the rates charged to retail customers and have recorded an obligation for estimated costs of removal as regulatory liabilities.

EVALUATION OF ASSETS FOR IMPAIRMENT

We evaluate long-lived assets and investments for impairment whenever events or circumstances indicate the carrying value of the assets may be impaired. If expected future cash flows (without discounting) are less than the carrying value of the asset, an impairment loss is recognized if the impairment is other-than-temporary and the loss is not recoverable through rates.

DEFERRED FINANCING COSTS

We defer the costs to issue debt and amortize such costs to interest expense on a straight-line basis over the life of the debt as this approximates the effective interest method. These costs include underwriters’ commissions, discounts or premiums, and other costs such as legal, accounting, regulatory fees, and printing costs.

We defer and amortize the gains and losses on reacquired debt associated with regulated operations to interest expense over the remaining life of the original debt.

OPERATING REVENUES

We recognize revenues related to the sale of energy when services or commodities are delivered to customers. The billing of electricity sales to retail customers is based on the reading of their meters, which occurs on a systematic basis throughout the month. Operating revenues include an estimate for unbilled revenues from service that has been provided but not billed by the end of an accounting period. At the end of the month, amounts of energy delivered since the last meter reading are estimated and the corresponding unbilled revenue is calculated using average customer Retail Rates.

For purchased power and wholesale sales contracts that are settled financially, TEP nets the sales contracts with the purchase power contracts and reflects the net amount as Electric Wholesale Sales.

TEP recognizes monthly management fees in Other Revenues as the operator of Springerville Unit 3 on behalf of Tri-State Generation and Transmission Association, Inc. (Tri-State) and Springerville Unit 4 on behalf of Salt River Project Agriculture Improvement and Power District (SRP). Additionally, Other Revenues include reimbursements from Tri-State and SRP for various operating expenses at Springerville and for the use of the Springerville Common Facilities and the Springerville Coal Handling Facilities. The offsetting expenses are recorded in the respective line items of the income statements based on the nature of services provided. As the operating agent for Tri-State and SRP, TEP may earn performance incentives based on unit availability which are recognized in Other Revenues in the period earned.

The ACC has authorized mechanisms for Lost Fixed Cost Recovery (LFCR) related to kWh sales lost due to Energy Efficiency (EE) Standards and Distributed Generation (DG). We recognize revenues in the period that verifiable energy savings occur. Revenue recognition related to the LFCR creates a regulatory asset until such time as the revenue is collected.

ALLOWANCE FOR DOUBTFUL ACCOUNTS

We record an Allowance for Doubtful Accounts to reduce accounts receivable for amounts estimated to be uncollectible. The allowance is determined based on historical bad debt patterns, retail sales, and economic conditions.

INVENTORY

We value materials, supplies and fuel inventory at the lower of weighted average cost or market, unless evidence indicates that the weighted average cost (even if in excess of market) will be recovered in retail rates. We capitalize handling and procurement costs (such as labor, overhead costs, and transportation costs) as part of the cost of the inventory. Materials and Supplies consist of generation, transmission, and distribution construction and repair materials.

PURCHASED POWER AND FUEL ADJUSTMENT CLAUSE

We recover actual fuel, purchased power and transmission costs to provide electric service to retail customers through base fuel rates and a Purchased Power and Fuel Adjustment Clause (PPFAC); the ACC periodically adjusts the PPFAC rate at which TEP recovers these costs. The difference between costs recovered through rates and actual fuel, purchased power, transmission, and other approved costs to provide retail electric service is deferred. Cost over-recoveries are deferred as regulatory liabilities and cost under-recoveries are deferred as regulatory assets. See Note 2 of Notes to Consolidated Financial Statements.

RENEWABLE ENERGY AND ENERGY EFFICIENCY PROGRAMS

The ACC’s Renewable Energy Standard (RES) requires TEP to increase its use of renewable energy each year until it represents at least 15% of its total annual retail energy requirements in 2025, with distributed generation accounting for 30% of the annual renewable energy requirement. TEP must file an annual RES implementation plan for review and approval by the ACC. The approved cost of carrying out this plan is recovered from retail customers through the RES surcharge. The ACC has also approved recovery of operating costs, depreciation, property taxes, and a return on investments in company-owned solar projects through the RES tariff until such costs are reflected in retail customer rates.

TEP is required to implement cost-effective Demand Side Management (DSM) programs to comply with the ACC’s EE Standards. The EE Standards provide for a DSM surcharge to recover, from retail customers, the costs to implement DSM programs. The Electric EE Standards require increasing annual targeted retail Kilowatt-hours (kWh) savings equal to 22% by 2020.

Any RES or DSM surcharge collections above or below the costs incurred to implement the plans are deferred and reflected in the financial statements as a regulatory asset or liability. TEP recognizes RES and DSM surcharge revenue in Electric Retail Sales in amounts necessary to offset recognized qualifying expenditures.

RENEWABLE ENERGY CREDITS

The ACC measures compliance with the RES requirements through Renewable Energy Credits (RECs). A REC represents one kWh generated from renewable resources. When TEP purchases renewable energy, the premium paid above the market cost of conventional power equals the REC cost recoverable through the RES surcharge. As described above, the market cost of conventional power is recoverable through the PPFAC.

When RECs are purchased, TEP records the cost of the RECs (an indefinite-lived intangible asset) as Other Assets, and a corresponding regulatory liability, to reflect the obligation to use the RECs for future RES compliance. When RECs are reported to the ACC for compliance with RES requirements, TEP recognizes Purchased Power expense and Other Revenues in an equal amount. See Note 2 of Notes to Consolidated Financial Statements.

INCOME TAXES

Due to the difference between GAAP and income tax laws, many transactions are treated differently for income tax purposes than for financial statement presentation purposes. Temporary differences are accounted for by recording deferred income tax assets and liabilities on our balance sheets. These assets and liabilities are recorded using enacted income tax rates expected to be in effect when the deferred tax assets and liabilities are realized or settled. We reduce deferred tax assets by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or the entire deferred income tax asset will not be realized.

Tax benefits are recognized when it is more likely than not that a tax position will be sustained upon examination by the tax authorities based on the technical merits of the position. The tax benefit recorded is the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts. Interest expense accruals relating to income tax obligations are recorded in Other Interest Expense.

Prior to 1990, TEP flowed through to ratepayers certain accelerated tax benefits related to utility plant as the benefits were recognized on tax returns. Regulatory Assets – Noncurrent includes income taxes recoverable through future rates, which reflects the future revenues due to TEP from ratepayers as these tax benefits reverse. See Note 2 of Notes to Consolidated Financial Statements.

We account for federal energy credits generated prior to 2012 using the grant accounting model. The credit is treated as deferred revenue, which is recognized over the depreciable life of the underlying asset. The deferred tax benefit of the credit is treated as a reduction to income tax expense in the year the credit arises. Federal energy credits generated since 2012 are deferred as Regulatory Liabilities – Noncurrent and amortized as a reduction in Income Tax Expense over the tax life of the underlying asset. Income Tax Expense attributable to the reduction in tax basis is accounted for in the year the federal energy credit is generated and is deferred as regulatory assets effective July 1, 2013 due to the 2013 TEP Rate Order. All other federal and state income tax credits are treated as a reduction to Income Tax Expense in the year the credit arises.

Income tax liabilities are allocated to TEP based on its taxable income as reported in the FortisUS Inc. consolidated tax return.

TAXES OTHER THAN INCOME TAXES

We act as conduits or collection agents for sales taxes, utility taxes, franchise fees, and regulatory assessments. As we bill customers for these taxes and assessments, we record trade receivables. At the same time, we record liabilities payable to governmental agencies on the balance sheet for these taxes and assessments. These amounts are not reflected in the income statements.

DERIVATIVE INSTRUMENTS

We use various physical and financial derivative instruments, including forward contracts, financial swaps and call and put options, to meet forecasted load and reserve requirements, to reduce our exposure to energy commodity price volatility and to hedge our interest rate risk exposure. For all derivative instruments that do not meet the normal purchase or normal sale scope exception, we recognize derivative instruments as either assets or liabilities on the consolidated balance sheets and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

Cash Flow Hedges

TEP hedges the cash flow risk associated with unfavorable changes in the variable interest rates related to the leveraged lease arrangements for the Springerville Common Lease and variable rate industrial development revenue or pollution control revenue bonds (IDBs). In addition, TEP hedges the cash flow risk associated with a long-term wholesale power supply agreement that does not qualify for regulatory recovery using a six-year power purchase swap agreement. TEP accounts for cash flow hedges as follows:

•	The effective portion of the change in the fair value is recorded in AOCI and the ineffective portion, if any, is recognized in earnings; and

•	When TEP determines a contract is no longer effective in offsetting the changes in cash flow of a hedged item, TEP recognizes the change in fair value in earnings. The unrealized gains and losses at that time remain in AOCI and are reclassified into earnings as the underlying hedged transaction occurs.

We formally assess, both at the hedge’s inception and on an ongoing basis, whether the derivatives have been and are expected to remain highly effective in offsetting changes in the cash flows of hedged items.

Energy Contracts—Regulatory Recovery

TEP is authorized to recover the costs of hedging activities entered into to mitigate energy price risk for retail customers. We record unrealized gains and losses on these energy derivatives as either a regulatory asset or regulatory liability to the extent they qualify for recovery through the PPFAC mechanism.

Energy Contracts—No Regulatory Recovery

From time to time, TEP may enter into forward contracts with long-term wholesale customers that qualify as derivatives. We record unrealized gains and losses on these energy derivatives in the income statement as they do not qualify for regulatory recovery.

Master Netting Agreements

We have elected gross presentation for our derivative contracts under master netting agreements and collateral positions. We separate all derivatives into current and long-term portions on the balance sheet.

Normal Purchases and Normal Sales

We enter into forward energy purchase and sales contracts, including options, with counterparties that have generating capacity to support our current load forecasts or counterparties that have load serving requirements. We have elected the normal purchase or normal sales exception for these contracts which are not required to be measured at fair value and are accounted for on an accrual basis.

Commodity Trading

We did not engage in trading of derivative financial instruments for the periods presented.

PENSION AND OTHER RETIREE BENEFITS

We sponsor noncontributory, defined benefit pension plans for substantially all employees and certain affiliate employees. Benefits are based on years of service and average compensation. We also provide limited health care and life insurance benefits for retirees.

We recognize the underfunded status of our defined benefit pension plans as a liability on our balance sheets. The underfunded status is measured as the difference between the fair value of the pension plans’ assets and the projected benefit obligation for the pension plans. We recognize a regulatory asset to the extent these future costs are probable of recovery in the rates charged to retail customers and expect to recover these costs over the estimated service lives of employees.

Additionally, we maintain a Supplemental Executive Retirement Plan (SERP) for senior management. Changes in SERP benefit obligations are recognized as a component of AOCI.

Pension and other retiree benefit expenses are determined by actuarial valuations based on assumptions that we evaluate annually. See Note 8 of Notes to Consolidated Financial Statements.